SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Building	30 years
Furniture and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Schedule of acquired intangible assets with definite lives

Trade name	5 years
Customer relationships	3-10 years
SAP certificate	3.8 years
Contract backlogs	0.3-3.5 years
System software	10 years
Completed technology	2.25-10 years
Non-compete agreement	3-5 years
Patent	5 years

Net revenues | Customer concentration risk
Concentration of credit risk
Schedule of concentration of credit risk
	Years ended December 31,
	2010	%	2011	%	2012	%

Customer A	64,987	34	77,387	34	79,993	32

Accounts receivable | Credit concentration risk
Concentration of credit risk
Schedule of concentration of credit risk
	As of December 31,
	2011	%	2012	%

Customer A	50,528	37	40,908	27